Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea South-East Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Midland Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Western Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea Southern Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Korea East-West Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Engineering and construction for utility plant and others	Engineering and construction for utility plant and others
Location	[1]	Korea	Korea
Proportion of ownership (%)	[1]	51.00%	51.00%
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Korea	Korea
Proportion of ownership (%)		51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel	Nuclear fuel
Location		Korea	Korea
Proportion of ownership (%)		96.36%	96.36%
KEPCO KDN Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others	Electric power information technology and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO International HongKong Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO International Philippines Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Philippines	Philippines
Proportion of ownership (%)		100.00%	100.00%
KEPCO Gansu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO Philippines Holdings Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Philippines	Philippines
Proportion of ownership (%)		100.00%	100.00%
KEPCO Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		100.00%	100.00%
KEPCO Ilijan Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		51.00%	51.00%
KEPCO Neimenggu International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KEPCO Shanxi International Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Hong Kong	Hong Kong
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Global Pte Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Singapore	Singapore
Proportion of ownership (%)		100.00%	100.00%
KEPCO Netherlands B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
KEPCO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSEP Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSPO Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KEPCO Middle East Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Bahrain	Bahrain
Proportion of ownership (%)		100.00%	100.00%
Qatrana Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		80.00%	80.00%
KHNP Canada Energy Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Canada	Canada
Proportion of ownership (%)		100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
Korea Waterbury Uranium Limited Partnership
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Canada	Canada
Proportion of ownership (%)		80.12%	80.03%
KEPCO Holdings de Mexico
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Mexico	Mexico
Proportion of ownership (%)		100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Mexico	Mexico
Proportion of ownership (%)		56.00%	56.00%
KEPCO Energy Service Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Mexico	Mexico
Proportion of ownership (%)		100.00%	100.00%
KEPCO Netherlands S3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Indonesia	Indonesia
Proportion of ownership (%)		51.00%	51.00%
PT. Cirebon Power Service
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Operation of utility plant	Operation of utility plant
Location	[2]	Indonesia	Indonesia
Proportion of ownership (%)	[2]	27.50%	27.50%
KOWEPO International Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Philippines	Philippines
Proportion of ownership (%)		99.99%	99.99%
KOSPO Jordan LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		100.00%	100.00%
EWP America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
EWP Renewable Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KNF Canada Energy Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Canada	Canada
Proportion of ownership (%)		100.00%	100.00%
EWP Barbados 1 SRL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Barbados	Barbados
Proportion of ownership (%)		100.00%	100.00%
California Power Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		62.01%	62.01%
PT. Tanggamus Electric Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Indonesia	Indonesia
Proportion of ownership (%)		52.50%	52.50%
Gyeongju Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KOMIPO America Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
PT. EWP Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Indonesia	Indonesia
Proportion of ownership (%)		99.99%	99.96%
KEPCO Netherlands J3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Global One Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Global Energy Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Mira Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation	Power generation
Location	[3]	Pakistan	Pakistan
Proportion of ownership (%)	[3]	76.00%	76.00%
KOSEP Material Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Recycling fly ashes	Recycling fly ashes
Location		Korea	Korea
Proportion of ownership (%)		86.22%	86.22%
Commerce and Industry Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	RDF power generation	RDF power generation
Location	[4]	Korea	Korea
Proportion of ownership (%)	[4]	85.03%	85.03%
KEPCO KPS Philippines Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Philippines	Philippines
Proportion of ownership (%)		99.99%	99.99%
KOSPO Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		0.00%	95.00%
Reason		Liquidation
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Fujeij Wind Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Jordan	Jordan
Proportion of ownership (%)		100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Chitose Solar Power Plant LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Japan	Japan
Proportion of ownership (%)		65.00%	65.00%
KEPCO ES Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service	Energy service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO Power Services Ltda.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Chile	Chile
Proportion of ownership (%)		65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		99.01%	99.01%
KOEN Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOSPO Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
EWP Bylong Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Lao International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Laos	Laos
Proportion of ownership (%)		100.00%	100.00%
KEPCO Mangilao Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Mangilao Investment LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		69.55%	80.06%
KEPCO Mangilao Solar, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		79.03%	79.03%
PT. Siborpa Eco Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Location		Indonesia	Indonesia
Proportion of ownership (%)		55.00%	55.00%
BSK E-New Industry Fund VII
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		81.67%	81.67%
e-New Industry LB Fund 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		76.11%	76.11%
Songhyun e-New Industry Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		80.65%	80.65%
BSK E-New Industry Fund X
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		66.80%	66.80%
PT. Korea Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		95.00%	95.00%
KOLAT SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
KEPCO California, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KEPCO Mojave Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Incheon Fuel Cell Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		60.00%	60.00%
KOEN Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOWEPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO Service Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
EWP Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
PT. KOMIPO Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Indonesia	Indonesia
Proportion of ownership (%)		95.00%	95.00%
KNF Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOSPO USA Inc.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOSPO Niles LLC (formerly, Nambu USA LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		63.00%	63.00%
KEPCO MCS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric meter reading and others	Electric meter reading and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO FMS Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service and others	Security service and others
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Firstkeepers Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Secutec Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Security service	Security service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
SE Green Energy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		84.80%	84.80%
Mangilao Intermediate Holdings LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KEPCO CSC Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KOAK Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Hydro power facility maintenance	Hydro power facility maintenance
Location		Pakistan	Pakistan
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
Haenanum Energy Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		99.64%	99.64%
Paju Ecoenergy Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		89.00%	89.00%
Guam Ukudu Power LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
K-SOLAR SHINAN Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		90.00%	90.00%
KPS Partners Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
KEPCO E&C Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service	Facility maintenance and service
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Moha Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Ogiri Solar Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KHNP USA LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Vanphong Power Service LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Vietnam	Vietnam
Proportion of ownership (%)		100.00%	100.00%
Energy Innovation Fund I
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		71.91%	71.91%
KHNP Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Corporation Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
SolarVader Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Innovation Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
Yeong Yang Solar Management Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
LSG Hydro Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Pakistan	Pakistan
Proportion of ownership (%)		99.99%	99.80%
KOEN Bio Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Wood pellet utilization business	Wood pellet utilization business
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
KOMIPO Energy Solution America, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Investment Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	Holding company	Holding company
Location	[5]	USA	USA
Proportion of ownership (%)	[5]	0.10%	0.10%
Elara Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		54.00%	54.00%
Elara Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Development, LLC (formerly, Elara Development, LLC)
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Elara Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		61.62%	43.94%
Elara Energy Project, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Spain	Spain
Proportion of ownership (%)		100.00%	100.00%
Jeongam Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		80.00%	80.00%
KOWEPO Europe B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Netherlands	Netherlands
Proportion of ownership (%)		100.00%	100.00%
CVS Equity Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		80.96%	81.34%
CVS Class B Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Development Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Development, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Class B Member, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
CVS Energy Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		62.62%	70.79%
Concho Valley Energy, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Concho Valley Solar, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		70.00%	70.00%
UI Carbon-Neutrality Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		78.97%	78.97%
KA Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Pakistan	Pakistan
Proportion of ownership (%)		100.00%	100.00%
Western Power Changgi Solar Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		100.00%	100.00%
EWP Australia Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Australia	Australia
Proportion of ownership (%)		100.00%	100.00%
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3],[6]	Holding company	Holding company
Location	[3],[6]	Australia	Australia
Proportion of ownership (%)	[3],[6]	74.04%	74.04%
Digital Innovation Growth Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		76.92%	76.92%
J Wind First, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[7]	Company specializing in liquidization	Company specializing in liquidization
Location	[7]	Korea	Korea
Proportion of ownership (%)	[7]	0.00%	0.00%
KEPCO Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Saudi Arabia	Saudi Arabia
Proportion of ownership (%)		100.00%	100.00%
KEPCO for Maintenance Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Saudi Arabia	Saudi Arabia
Proportion of ownership (%)		100.00%	100.00%
KOSPO Trumbull LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Changjuk Wind Power Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Korea	Korea
Proportion of ownership (%)		73.00%	73.00%
Chile Solar JV SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Location		Chile	Chile
Proportion of ownership (%)		100.00%	100.00%
KEPCO KPS South Africa Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Location		Republic of South Africa	Republic of South Africa
Proportion of ownership (%)		98.96%	100.00%
KOWEPO Holding Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		United Arab Emirates	United Arab Emirates
Proportion of ownership (%)		100.00%	100.00%
Magna Energy New Industrial Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Korea	Korea
Proportion of ownership (%)		71.30%	82.00%
Columboola Solar Farm Nominees Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation	Power generation
Location	[3]	Australia	Australia
Proportion of ownership (%)	[3]	100.00%	100.00%
Columboola Solar Farm Op Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation	Power generation
Location	[3]	Australia	Australia
Proportion of ownership (%)	[3]	100.00%	100.00%
Columboola Solar Farm Fin Co Pty., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Holding company	Holding company
Location	[3]	Australia	Australia
Proportion of ownership (%)	[3]	100.00%	100.00%
EWP ESS Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
Fairhaven ESS LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	100.00%
KOSPO Rutile, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		USA	USA
Proportion of ownership (%)		100.00%	0.00%
Reason		New investment
Sprott Chile Solar I SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Location		Chile	Chile
Proportion of ownership (%)		100.00%	0.00%
Reason		New investment

[1]	Considering treasury stocks, the effective ownership interest is 51.24%. The Company sold a portion of its stocks in the subsidiary (14.77%) during the year ended December 31, 2023.
[2]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.
[3]	As of December 31, 2024, the annual reporting period of all subsidiaries ends on December 31, except for Mira Power Limited, Columboola Solar Farm Hold Co Pty., Ltd., Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust and Columboola Solar Farm Fin Co Pty., Ltd.
[4]	The Company guarantees a certain return on investments in Commerce and Industry Energy Co., Ltd. for the financial investors holding such investments. The financial investors have a right to claim the Company to sell its shares in the entity, which can be exercised 36 months after the date of acquisition.
[5]	The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.
[6]	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.
[7]	Although the Company does not hold a stake as of December 31, 2024, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, The Company has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.